OPERATING LEASES AS LESSOR	12 Months Ended
Jun. 30, 2018
Leases [Abstract]
Operating Leases Of Lessor Disclosure [Text Block]
NOTE 22 -	OPERATING LEASES AS LESSOR

On April 3, 2013, Beijing Hollysys entered into an operating lease agreement to lease out one of its buildings located in Beijing. The lease term is for a period of 10 years from the commencement date of September 1, 2013 and will end on August 31, 2023. On July 1, 2017, the Company entered into an operating lease agreement with Hollycon to lease a part of a building located in Beijing. The lease term was for one year and ended on June 30, 2018, the renewed lease agreement is from July 1, 2018 to June 30, 2019. The minimum rental income in the next five years is shown as below:

Year ending June 30,	Minimum lease payments

2019	$1,558
2020	1,604
2021	1,653
2022	1,702
2023	1,753

Total minimum lease payments to be received in the next five years	$8,270

The minimum lease payment receivable after five years is $297.